Accruals and Other Payables - Summary of Accruals and Other Payables (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Other payables - non-current
Other payables	$ 2,257,500
Accruals and other payables - current
Other payables	3,055,916
Accrued expenses	155,916
Accruals and other payables - current	3,211,832	$ 587,346
Total	$ 5,469,332